Rights to Use Airport Facilities - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 1,584,461	$ 1,504,411	$ 1,505,069
Airport facilities [Member]
Disclosure Of Rights To Use Airport Facilities [Line Items]
Amortization	$ 56,700	$ 56,698	$ 56,700